Assets included in disposal groups classified as held for sale and associated liabilities - Income statement (Parenthetical) (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Impairment loss recognised in profit or loss, goodwill	£ 0	£ 0	£ 102,000,000
Total loss in respect of the discontinued operation	2,195,000,000	(591,000,000)	(626,000,000)
Disposal of discontinued operation, net of cash disposed	(1,060,000,000)	0	0
Other comprehensive income that may be recycled to profit or loss	1,841,000,000	(3,448,000,000)	£ (46,000,000)
Barclay's Africa Banking Group Limited (BAGL) [member]
Disclosure of subsidiaries [line items]
Impairment loss recognised in profit or loss, goodwill	1,090,000,000	£ 0
Total loss in respect of the discontinued operation	2,195,000,000
Disposal of discontinued operation, net of cash disposed	60,000,000
Other comprehensive income that may be recycled to profit or loss	£ 1,375,000,000